Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Fund
Class Name	Institutional Class
Trading Symbol	LOGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/scharf-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/scharf-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.87%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
Net Assets	$ 420,381,142
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,501,752
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$420,381,142
Number of Holdings	30
Net Advisory Fee	$1,501,752
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
McKesson Corp.	7.1%
Fiserv, Inc.	6.7%
Berkshire Hathaway, Inc.	6.4%
United States Treasury Bill	6.3%
Brookfield Corp.	5.0%
Visa, Inc.	4.5%
Markel Group, Inc.	4.4%
Microsoft Corp.	4.4%
Air Products and Chemicals, Inc.	4.3%
Occidental Petroleum Corp.	4.3%

Top Sectors	(%)
Financials	32.8%
Health Care	16.8%
Industrials	10.9%
Information Technology	10.4%
Energy	6.2%
Materials	4.3%
Communication Services	4.2%
Consumer Staples	4.2%
Consumer Discretionary	2.7%
Cash & Other	7.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
Based on a recommendation of Scharf Investments, LLC (the “Adviser”), on November 25, 2024, the Board of Trustees of Advisors Series Trust (the “Board”) approved converting the Retail Class shares into Institutional Class shares and then closing the Retail Class shares of the Scharf Fund (the “Fund”). After the close of business on December 31, 2024, the Fund converted Retail Class shares into Institutional Class shares.

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/scharf-fund/
Retail Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Retail Class
Trading Symbol	LOGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$60	1.20%
[2]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
Net Assets	$ 48,973,231
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 111,496
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$48,973,231
Number of Holdings	67
Net Advisory Fee	$111,496
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	7.1%
McKesson Corp.	4.9%
Fiserv, Inc.	4.8%
Berkshire Hathaway, Inc.	4.5%
SPDR Gold Shares	3.6%
Brookfield Corp.	3.6%
Visa, Inc.	3.3%
Tennessee Valley Authority	3.2%
Markel Group, Inc.	3.1%
United States Treasury Note/Bond	3.1%

Top Sectors	(%)
Financials	24.1%
Health Care	12.9%
Government	9.7%
Information Technology	7.8%
Industrials	7.6%
Energy	4.4%
Utilities	3.9%
Communication Services	3.0%
Materials	3.0%
Cash & Other	23.6%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Institutional Class
Trading Symbol	LOGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
[3]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
Net Assets	$ 48,973,231
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 111,496
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$48,973,231
Number of Holdings	67
Net Advisory Fee	$111,496
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	7.1%
McKesson Corp.	4.9%
Fiserv, Inc.	4.8%
Berkshire Hathaway, Inc.	4.5%
SPDR Gold Shares	3.6%
Brookfield Corp.	3.6%
Visa, Inc.	3.3%
Tennessee Valley Authority	3.2%
Markel Group, Inc.	3.1%
United States Treasury Note/Bond	3.1%

Top Sectors	(%)
Financials	24.1%
Health Care	12.9%
Government	9.7%
Information Technology	7.8%
Industrials	7.6%
Energy	4.4%
Utilities	3.9%
Communication Services	3.0%
Materials	3.0%
Cash & Other	23.6%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Global Opportunity Fund
Class Name	Institutional Class
Trading Symbol	WRLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf Global Opportunity Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/global-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/global-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.57%
[4]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/global-opportunity-fund/ for more recent performance information.
Net Assets	$ 28,096,447
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$28,096,447
Number of Holdings	31
Net Advisory Fee	$0
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Brookfield Corp.	5.6%
Fiserv, Inc.	5.5%
Berkshire Hathaway, Inc.	4.7%
Samsung Electronics Co. Ltd.	4.6%
Markel Group, Inc.	4.3%
Occidental Petroleum Corp.	4.1%
Visa, Inc.	4.1%
McKesson Corp.	4.0%
First American Treasury Obligations Fund	4.0%
Heineken Holding NV	3.8%

Top Sectors	(%)
Financials	31.2%
Health Care	16.4%
Industrials	11.9%
Information Technology	9.7%
Consumer Discretionary	7.7%
Energy	6.2%
Communication Services	5.4%
Consumer Staples	3.8%
Materials	3.4%
Cash & Other	4.3%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/global-opportunity-fund/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized